Postretirement Benefit Plans (Assumptions Used) (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Postretirement Health And Life Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.00%	4.25%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.00%	3.25%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.25%	4.00%	4.75%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.25%	3.00%	3.75%
Director's Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.00%	4.25%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Change In Consumer Price Index	2.00%	2.25%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.25%	4.00%	4.75%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Changes In Consumer Price Index	2.25%	2.25%	2.75%